BALANCE SHEET (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,073	$ 4,844	$ 69,517
Accounts receivable	560	0
Inventory	320,837	0
Due from shareholder	71,300	25,000
Due from litigation	311,000	311,000	0
Prepaid expenses	35,601	312,501	278,757
Other current assets			25,000
Total current assets	740,371	653,345	373,274
Property and equipment, net	1,138,273	1,185,664	812,479
Other			25,000
Goodwill	23,276	23,276	23,276
Licensing agreement	15,000	15,000
Patent development	123,418	101,426
TOTAL ASSETS	2,040,338	1,978,711	1,234,029
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	1,283,738	719,901	384,984
Credit cards	0	59,217	14,167
Accrued salaries	149,140	120,000	246,225
Accrued interest payable	118,836	64,670	1,323
Convertible promissory notes, net of discounts of $200,278, $307,126, & $91,818, respectively	544,385	80,535	33,182
Embedded conversion option liabilities	314,928	442,311	160,659
Note payable Gifford Mabie	708,188	807,640	740,569
Total current liabilities	3,119,215	2,294,274	1,581,109
Total liabilities	3,119,215	2,294,274	1,581,109
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000	1,500
Common stock, $0.001 par value, 250,000,000 shares authorized; 65,628,176, 54,729,606 and 42,869,909 shares issued and outstanding at 9/30/12, 12/31/11, and 12/31/10, respectively.	65,628	54,730	42,870
Treasury Stock	0	0	(969)
Additional paid-in capital	32,893,316	29,463,498	25,226,031
Accumulated deficit	(34,038,821)	(29,834,791)	(25,616,512)
Total stockholders' deficit	(1,078,877)	(315,563)	(347,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,040,338	$ 1,978,711	$ 1,234,029